Offerings - Offering: 1	Feb. 27, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	3,770,249
Proposed Maximum Offering Price per Unit	46.24
Maximum Aggregate Offering Price	$ 174,336,313.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,690.89
Offering Note	(a) Life360, Inc., a Delaware corporation (the "Registrant"), is registering 3,770,249 shares of common stock, par value $0.001 per share (the "Common Stock"), that may be issued under the Life360, Inc. Amended and Restated 2011 Stock Plan (the "Plan"). Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover such additional and indeterminate number of shares of Registrant's Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. (b) The offering price per unit and in the aggregate are estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $46.24 per share, the average of the high and low prices of the Registrant's Common Stock on February 21, 2025 as reported on the Nasdaq Global Select Market. (c) Represents shares of the Registrant's Common Stock that were added for issuance under the Plan on January 1, 2025 pursuant to an "evergreen" provision contained in the Plan.